Interest and Other Finance Expenses - Schedule of Total Interest and Other Finance Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Line Items]
Other interest expenses and finance charges	$ 11.7	$ 1.2	$ 0.9
Interest expense	21.1	30.0	18.9
Total debt	14.3	9.7	5.1
Intercompany interest expense VTTI Group	13.5	22.3	15.8
Of which capitalized as borrowing cost	(1.4)	(1.0)	(1.4)
Total interest and other finance expenses	26.4	31.0	19.5
ATB [Member]
Interest Expense [Line Items]
Interest expense	3.4	8.8	7.4
Of which capitalized as borrowing cost	(0.8)	(0.3)	(3.2)
Net interest expense project finance ATB	$ 2.6	$ 8.5	$ 4.2